Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Abstract]
Trade payables	$ 59,718	$ 57,898
Accrued expenses and other liabilities	26,366	23,301
Accrued interest	6,239	5,730
Warranty provision	5,801	6,557
Deferred revenue	1,517	1,760
Total trade and other payables	$ 99,641	$ 95,246